Summary of Significant Accounting Policies - Summary of Operating Lease Commitments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Operating lease commitments as at December 31, 2018	₱ 10	₱ 10,571	₱ 22,674
Less: Commitments relating to short-term leases		(49)
Commitments relating to service contracts		(304)
Add: Payments in optional extension periods not recognized as at December 31, 2018		4,994
Prepayments and accrued expenses (IAS 17)		21
Lease liabilities as at January 1, 2019	₱ 16,315	₱ 15,233	₱ 15,233
Bottom of range [member]
Disclosure of subsidiaries [Line Items]
Incremental borrowing rate as at January 1, 2019		7.00%
Top of range [member]
Disclosure of subsidiaries [Line Items]
Incremental borrowing rate as at January 1, 2019		9.00%